Risks and uncertainties - Impact of COVID-19 pandemic (Details) € in Millions, m³ in Billions		1 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Mar. 31, 2022 $ / bbl	Dec. 31, 2021 EUR (€) $ / bbl m³	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
COVID-19 impact
Percentage of increase (decrease) in oil price			70.00%
Brent price per bbl | $ / bbl		130	71
Profit (loss)			€ 5,840	€ (8,628)	€ 155
Net cash provided from operating activities			12,861	€ 4,822	€ 12,392
Increase (decrease) in net cash provided by operating activities			8,000
Blue Stream
COVID-19 impact
Net assets (liabilities)	€ 40		€ 40
% Ownership	50.00%
Russia
COVID-19 impact
Percentage of Eni's purchases of natural gas			43.00%
Contractual purchases of natural gas | m³			30
Contractual purchases of natural gas destined to Italy | m³			22